CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Business Acquisition [Line Items]
Accounts receivable and contract assets, allowance for credit losses | ¥	¥ 17,953	¥ 2,539
Financial assets receivable, net of allowance for credit losses | ¥	7,207	0
Prepaid expenses and other current assets allowance for credit losses | ¥	¥ 13,205	¥ 17,991
Treasury Stock, Shares	3,970,056	2,372,596
Related party
Business Acquisition [Line Items]
Amounts due from related parties, allowance for credit losses | ¥	¥ 0	¥ 23,579
Class A Ordinary shares
Business Acquisition [Line Items]
Ordinary shares, shares authorized	2,108,100,000	2,108,100,000
Ordinary shares, shares issued	108,100,000	108,100,000
Ordinary shares, shares outstanding	104,129,944	105,727,404
Class B Ordinary shares
Business Acquisition [Line Items]
Ordinary shares, shares authorized	116,000,000	116,000,000
Ordinary shares, shares issued	108,000,000	108,000,000
Ordinary shares, shares outstanding	108,000,000	108,000,000